CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating expenses:
Research and development			$ (137,412)
General and administrative expense	$ (8,075,623)	$ (16,840,854)	(951,239)
Total operating expenses	(8,075,623)	(16,840,854)	(1,088,651)
Loss from operations	(8,075,623)	(16,840,854)	(1,088,651)
Other income/(expense):
Other income	5,070	36,439	11,792
Other expense	(3,235,573)	(256)
Interest expense	(6,876)
Foreign exchange gain	58,376	12,901	36
Total other income/(expense)	(3,179,003)	49,084	11,828
Loss for the year	(11,254,626)	(16,791,770)	(1,076,823)
Other comprehensive income/(loss):
Foreign currency translation adjustment	34,761	(460,152)	(14,143)
Total comprehensive income attributable to equity owners of the Company	$ (11,219,865)	$ (17,251,922)	$ (1,090,966)
Basic loss per ordinary share	$ (0.08)	$ (0.14)	$ (0.01)
Diluted loss per ordinary share	$ (0.08)	$ (0.14)	$ (0.01)
Basic weighted average number of ordinary shares outstanding	142,822,127	123,964,463	83,748,856
Diluted weighted average number of ordinary shares outstanding	142,822,127	123,964,463	83,748,856